Other operating income (Tables)	12 Months Ended
Dec. 31, 2022
Other income [Abstract]
Table of Other operating income

	2022	2021	2020
Adjustments and interest on miscellaneous receivables	6,829,641	4,918,830	5,534,543
Rental of safe deposit boxes	2,925,146	3,117,323	3,299,502
Fees expenses recovered	825,182	752,919	794,184
Gain from the sale of non-current assets held for sale	456,042	—	—
Proceeds from electronic transactions	366,440	411,110	549,594
Income related to foreign trade	348,181	485,308	491,252
Result for initial recognition of Argentine Government Securities	—	29,794	—
Other operating income	9,411,566	6,249,815	7,922,002

TOTAL	21,162,198	15,965,099	18,591,077